Document and Entity Information	Jul. 03, 2023
Details
Registrant CIK	0001485029
Registrant Name	New Asia Holdings, Inc.
SEC Form	8-K/A
Period End date	Jul. 03, 2023
Tax Identification Number (TIN)	45-0460095
Emerging Growth Company	false
Amendment Description	On August 4, 2023, New Asia Holdings, Inc. (the 'Company') filed with the Securities and Exchange Commission (the 'Commission') a Current Report on Form 8-K (the 'Original 8-K') to disclose that MaloneBailey LLP ('MaloneBailey'), the Company's independent registered public accounting firm, notified the Company that it will not stand for re-appointment as the Company's independent registered public accounting firm for the audit of the Company's financial statements for the fiscal year ending December 31, 2023. Prior to filing the Original 8-K, the Company provided MaloneBailey with a copy of the disclosure contained in the Original 8-K, prior to its filing, and requested that MaloneBailey furnish the Company a letter addressed to the Commission stating whether or not it agreed with the statements therein and, if not, stating the respects in which it did not agree (the 'Auditor Letter'). As of August 4, 2023, the date on which the Original 8-K was filed, the Company had not yet received the Auditor Letter from MaloneBailey. On August 8, 2023, MaloneBailey furnished the Company with its Auditor Letter. The Company is filing this Amendment No. 1 to the Original 8-K solely to provide the Auditor Letter as an exhibit to this filing.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55410
Entity Address, Address Line One	80 Tras Street
Entity Address, Address Line Two	#01-03
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	079019
Country Region	65
City Area Code	6820
Local Phone Number	8885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	true